Pay vs Performance Disclosure - USD ($)	12 Months Ended				14 Months Ended	16 Months Ended	19 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2021	May 31, 2022	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Gilmore O’Neill ($)(1)	Summary Compensation Table Total for James Mullen ($)(1)	Summary Compensation Table Total for Cynthia Collins ($)(1)	Compensation Actually Paid to Gilmore O’Neill ($)(1)(2)	Compensation Actually Paid to James Mullen ($)(1)(2)	Compensation Actually Paid to Cynthia Collins ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss ($)(in thousands)
									Editas Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	2,392,309	—	—	3,764,809	—	—	1,555,391	1,575,614	34.21	118.87	(153,219)
2022	9,058,900	1,050,963	—	6,493,262	(2,912,999)	—	2,880,375	888,434	29.96	113.65	(220,432)
2021	—	6,714,511	662,427	—	8,874,156	(16,539,214)	2,115,079	(1,272,199)	89.67	126.45	(192,502)
2020	—	—	3,115,950	—	—	28,342,079	1,851,910	3,862,256	236.78	126.42	(115,976)

Named Executive Officers, Footnote	Gilmore O’Neill was appointed chief executive officer effective June 1, 2022. James Mullen served as chief executive officer from February 15, 2021 to June 1, 2022. Cynthia Collins served as chief executive officer for all of 2020 and through February 15, 2021. The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. For 2023, the non-PEO NEOs were Erick Lucera, Linda C. Burkly, Baisong Mei, Michelle Robertson, and Bruce Eaton. For 2022, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Baisong Mei. For 2021, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Lisa Michaels. For 2020, the non-PEO NEOs were Michelle Robertson, Charles Albright, Lisa Michaels, Judith Abrams and Eric Ek.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the CAP:
PEO Summary Compensation Total to CAP Reconciliation

Year	PEO	Reported Summary Compensation Table Total for PEO($)	Minus: Reported Summary Compensation Table Value of Equity Awards($)(i)	Plus: Equity Award Adjustments($)(ii)	Compensation Actually Paid to PEO($)
2023	Gilmore O’Neill	2,392,309	1,351,390	2,723,890	3,764,809
2022	Gilmore O’Neill	9,058,900	8,495,057	5,929,419	6,493,262
2022	James Mullen	1,050,963	—	(3,963,962)	(2,912,999)
2021	James Mullen	6,714,511	5,780,000	7,939,645	8,874,156
2021	Cynthia Collins	662,427	—	(17,201,641)	(16,539,214)
2020	Cynthia Collins	3,115,950	2,123,015	27,349,144	28,342,079
(i)The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.
(ii)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts added or deducted in calculating the equity award adjustments are provided in the table below:

		Equity Award Adjustments
Year	PEO	Plus: Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End($)	Plus (Minus): Change in Fair Value as of Year- End of any Prior-Year Awards that Remain Outstanding and Unvested as of Year- End($)	Plus: Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Plus (Minus): Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Minus: Fair Value at Prior-Year-End of any Prior- Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Equity Awards Adjustments($)
2023	Gilmore O’Neill	1,355,969	1,115,369	158,944	93,608	—	2,723,890
2022	Gilmore O’Neill	5,929,419	—	—	—	—	5,929,419
2022	James Mullen	—	(1,881,816)	—	(1,113,655)	968,491	(3,963,962)
2021	James Mullen	2,050,924	—	6,435,548	(546,827)	—	7,939,645
2021	Cynthia Collins	—	—	—	(3,790,547)	13,411,094	(17,201,641)
2020	Cynthia Collins	5,124,086	17,997,080	359,720	3,868,258	—	27,349,144

Non-PEO NEO Average Total Compensation Amount	$ 1,555,391	$ 2,880,375	$ 2,115,079	$ 1,851,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,575,614	888,434	(1,272,199)	3,862,256
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
Average Non-PEO NEO Summary Compensation Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs($)	Plus: Average Equity Award Adjustments($)(i)	Average Compensation Actually Paid to Non-PEO NEOs($)
2023	1,555,391	1,023,385	1,043,608	1,575,614
2022	2,880,375	2,247,995	256,054	888,434
2021	2,115,079	1,475,451	(1,911,827)	(1,272,199)
2020	1,851,910	1,503,102	3,513,448	3,862,256
(i)The amounts added or deducted in calculating the total average equity award adjustments are provided in the table below:

	Equity Award Adjustments
Year	Plus: Average Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End($)	Plus (Minus): Average Change in Fair Value as of Year-End of any Prior-Year Awards that Remain Outstanding and Unvested as of Year-End($)	Plus: Average Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Plus (Minus): Average Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Minus: Average Fair Value at Prior-Year-End of any Prior-Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Average Equity Awards Adjustments($)
2023	926,961	99,157	30,033	(12,543)	—	1,043,608
2022	950,131	(531,038)	164,771	(327,810)	—	256,054
2021	827,448	(2,248,592)	64,051	(554,734)	—	(1,911,827)
2020	3,900,667	373,750	53,290	(35,567)	778,692	3,513,448

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR/Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Net Income (Loss)
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR/Cumulative TSR of the Peer Group
Tabular List, Table	Editas’ cumulative TSR and our Peer Group’s TSR; and •Editas’ net loss.
Total Shareholder Return Amount	$ 34.21	29.96	89.67	236.78
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (153,219,000)	(220,432,000)	(192,502,000)	(115,976,000)
Additional 402(v) Disclosure	Reflects the cumulative total shareholder return at the end of the identified year, assuming $100 was invested after the market closed on December 31, 2019 in our common stock and in the Nasdaq Biotechnology Index, and assuming reinvestment of dividends, if any.
Analysis of the Information Presented in the Pay Versus Performance Table
We describe the relationships between CAP and our cumulative TSR and net loss below. We also compare our cumulative TSR with the Nasdaq Biotechnology Index, our peer index. We currently do not use financial performance measures, including our cumulative TSR, our net loss, or the cumulative TSR of our peer index in our compensation program or for comparison to any corporate goals. Instead, as a clinical stage gene editing company, our compensation program is designed primarily to advance our clinical programs and further our product development pipeline, thereby driving long-term stockholder value. For example, our 2023 annual performance-based cash bonus program included goals relating to the advancement of reni-cel, the development of our in vivo drug discovery pipeline, and value creation through business development. Similarly, our equity award program includes annual PSU grants to our executive officers that are earned only upon the achievement of pre-established performance goals, which historically have included research and development milestones such as establishing proof-of-concept and the clearance of investigational new drug applications, and completion of business development transactions that must be satisfied within a specified time period. See “Compensation Discussion and Analysis” for a detailed description of our compensation program. We believe that using these non-financial performance metrics best incentivizes our executive management and strengthens our alignment with our pay for performance compensation philosophy, while focusing on our long-term sustainable growth.
Changes in PEO and NEOs
Our chief executive officers and NEOs have changed over the periods reflected in the Pay Versus Performance Table, making year-to-year comparisons of CAP difficult. Most significant are the changes in chief executive officers. Ms. Collins served as our chief executive officer for all of 2020 and into February 2021. In connection with Ms. Collins’ separation from the company in February 2021, she forfeited certain equity awards held by her with a fair value as of December 31, 2020 of approximately $13.4 million, resulting in reduced CAP to her in 2021 and reduced aggregate CAP to PEOs in 2021 for purposes of the below charts. Mr. Mullen served as our chief executive officer from February 2021 until June 2022, at which time he transitioned to executive chair of our Board and Dr. O’Neill became our chief executive officer. We have similarly experienced changes in our other NEOs over the applicable periods, as we conducted a strategic reprioritization in early 2023 to focus on hemoglobinopathies and in vivo gene editing. In connection with the appointments of new NEOs over the periods, we enter into offer letters pursuant to which we grant the new officers certain new hire equity awards that can impact the ability to compare CAP year-to-year.
Components of Compensation Actually Paid that Vary with Performance
The components of CAP that vary with performance each year are: our annual incentive payouts, the fair value of long-term incentive awards granted in each year and the change in fair value of equity awards during the year. The decisions regarding our annual incentive payouts and our long-term incentive awards are described in our proxy statements for the applicable year, including this Proxy Statement.
The addition of the change in fair value of equity awards during the year is the most significant performance-related difference between CAP and the totals reported in the Summary Compensation Table. The change in fair value of equity awards during the year varies with our annual share price appreciation and performance against our PSU goals.
Pay versus Performance: Graphical Descriptions
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•Editas’ cumulative TSR and our Peer Group’s TSR; and
•Editas’ net loss.
For purposes of reflecting CAP in these charts, we have aggregated the compensation of the PEOs in each year where there was more than one PEO for such year.

Measure:: 1
Pay vs Performance Disclosure
Name	cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Peer Group’s TSR
Measure:: 3
Pay vs Performance Disclosure
Name	net loss
O'Neill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,392,309	9,058,900
PEO Actually Paid Compensation Amount	3,764,809	6,493,262
PEO Name							Gilmore O’Neill
Mullen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,050,963	6,714,511
PEO Actually Paid Compensation Amount		(2,912,999)	8,874,156
PEO Name						James Mullen
Collins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			662,427	3,115,950
PEO Actually Paid Compensation Amount			(16,539,214)	28,342,079
PEO Name					Cynthia Collins
PEO | O'Neill [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,351,390	8,495,057
PEO | O'Neill [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,723,890	5,929,419
PEO | O'Neill [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,355,969	5,929,419
PEO | O'Neill [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,115,369	0
PEO | O'Neill [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	158,944	0
PEO | O'Neill [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	93,608	0
PEO | O'Neill [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0
PEO | Mullen [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	5,780,000
PEO | Mullen [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,963,962)	7,939,645
PEO | Mullen [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	2,050,924
PEO | Mullen [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(1,881,816)	0
PEO | Mullen [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	6,435,548
PEO | Mullen [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(1,113,655)	(546,827)
PEO | Mullen [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		968,491	0
PEO | Collins [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,123,015
PEO | Collins [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,201,641)	27,349,144
PEO | Collins [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	5,124,086
PEO | Collins [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	17,997,080
PEO | Collins [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	359,720
PEO | Collins [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(3,790,547)	3,868,258
PEO | Collins [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			13,411,094	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,023,385	2,247,995	1,475,451	1,503,102
Non-PEO NEO | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,608	256,054	(1,911,827)	3,513,448
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	926,961	950,131	827,448	3,900,667
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	99,157	(531,038)	(2,248,592)	373,750
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	30,033	164,771	64,051	53,290
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(12,543)	(327,810)	(554,734)	(35,567)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 778,692